Note 4 - Investment and Equity Securities - Amortized Cost and Fair Values of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost	$ 103,401	$ 98,516
Gross unrealized gains	2,466	855
Gross unrealized losses	(134)	(1,049)
Investment securities available for sale, at fair value	105,733	98,322
Subordinated Debt Securities [Member]
Amortized cost	4,000
Gross unrealized gains	126
Gross unrealized losses
Investment securities available for sale, at fair value	4,126
US Government Agencies Debt Securities [Member]
Amortized cost		7,442
Gross unrealized gains		90
Gross unrealized losses		(61)
Investment securities available for sale, at fair value		7,471
Taxable Municipal Bonds [Member]
Amortized cost	500	502
Gross unrealized gains	1	10
Gross unrealized losses
Investment securities available for sale, at fair value	501	512
Nontaxable Municipal Bonds [Member]
Amortized cost	80,436	72,387
Gross unrealized gains	2,065	667
Gross unrealized losses	(25)	(473)
Investment securities available for sale, at fair value	82,476	72,581
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	18,465	18,185
Gross unrealized gains	274	88
Gross unrealized losses	(109)	(515)
Investment securities available for sale, at fair value	$ 18,630	$ 17,758